S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 22, 2026 USD ($) $ / shares shares
Spring Valley Acquisition IV Sponsor, LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,546,667
Price Paid or to be Paid for Securities, Total Amount	$ 24,478
Spring Valley Acquisition IV Sponsor, LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,157,222
Price Paid or to be Paid for Securities, Total Amount	$ 3,741,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.9
Spring Valley Acquisition IV Sponsor, LLC [Member] | Repayments of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 250,000
Sponsor or an Affiliates [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000
Sponsor or an Affiliates [Member] | Reimbursement of Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space and administrative services
Sponsor, Officers, Directors or Affiliates [Member] | Reimbursement of Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination